Related Party Transactions (Details)			3 Months Ended		12 Months Ended
	Dec. 04, 2020 shares	Oct. 06, 2020 shares	Mar. 31, 2021 USD ($) financial_Institution shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) financial_Institution shares	Dec. 31, 2019 USD ($)	May 29, 2020 USD ($)
Related Party Transaction [Line Items]
Number of financial institutions, debt issued | financial_Institution			5		5
Number of financial institutions, considered related party | financial_Institution			3		3
Minimum percentage of common stock held by related party, right to nominate one director			10.00%		10.00%
Interest expense, related party | $			$ 1,800,000	$ 17,900,000	$ 31,300,000	$ 57,600,000
Due to related parties | $			$ 73,000,000.0		$ 71,200,000	$ 497,200,000
Vested (in shares) | shares	30,000.00
Restricted stock units
Related Party Transaction [Line Items]
Vested (in shares) | shares			581,000	583,000	179,085
Directors
Related Party Transaction [Line Items]
Due to affiliate | $			$ 200,000		$ 200,000
Related party transaction, amount | $			$ 100,000		$ 100,000
Directors | Restricted stock units
Related Party Transaction [Line Items]
Vested (in shares) | shares			5,047		5,047
Affiliated entity | Warrants | Highbridge
Related Party Transaction [Line Items]
Units issued (in shares) | shares		833,333
Affiliated entity | Warrants | Mudrick
Related Party Transaction [Line Items]
Units issued (in shares) | shares		3,222,222
Subordinated Notes
Related Party Transaction [Line Items]
Stated amount of borrowing | $			$ 80,000,000.0				$ 80,000,000.0